Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	SCM Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0000836267
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jun. 26, 2020
Prospectus Date	rr_ProspectusDate	Jun. 26, 2020
SHELTON BDC INCOME FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SHELTON BDC INCOME FUND Ticker Symbols: LOAIX and LOANX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide a high level of income with the potential for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests substantially all (and under normal market conditions, at least 80%) of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of business development companies (“BDCs”) that are traded on one or more nationally recognized securities exchanges.

The equity securities in which the Fund may invest consist of common stocks, securities convertible into common stocks and preferred stocks.

In addition, although the Fund typically invests in equity securities, the Fund may invest up to 20% of its net assets in debt securities of BDCs and other issuers of any maturity, duration or credit rating.

BDCs are publicly-held, closed-end investment funds that are regulated by the Investment Company Act of 1940, as amended (the “1940 Act”). BDCs primarily lend to or invest in private or thinly-traded companies. They also offer managerial assistance to the companies in which they invest. BDCs must adhere to various substantive regulatory requirements under the 1940 Act. For example, the 1940 Act restricts the types of assets in which a BDC may invest (i.e., at least 70% of the BDC’s total assets must be “qualifying assets,” as defined in the 1940 Act). The 1940 Act also regulates how BDCs employ “leverage” (i.e., how BDCs use borrowed funds to make investments). Because the 1940 Act applies unique “coverage ratio” tests to BDCs, BDCs may incur more debt than other regulated closed-end investment companies. Specifically, on one hand, the total assets of a closed-end investment company (other than a BDC) must exceed the fund’s outstanding debt by at least 300%. On the other hand, the total assets of a BDC must exceed the BDC’s outstanding debt by only 200%, thereby allowing a BDC to employ more leverage than other regulated closed-end investment companies. Leverage magnifies the potential for gain and loss on amounts invested and, as a result, increases the risks associated with the securities of leveraged companies.

The Advisor evaluates equity securities primarily on the BDC’s or other issuer’s ability to sustain its current dividend and secondarily considers the potential for capital appreciation. The Advisor intends to allocate the Fund’s assets among BDCs that, in its view, are paying attractive rates of distribution and appear capable of sustaining that distribution level over time. The Advisor incorporates into its assessment, among other factors, dividend yield, price to book, financial operations, portfolio of investments and management quality. The Advisor will also consider the amount of leverage employed by a BDC or other issuer before deciding to invest in its securities. In selecting securities for investment, the Advisor generally seeks to invest in securities with relatively high distribution rates, and that it believes will continue to pay distributions at those rates for the foreseeable future. Distributions from such securities may consist of income, capital gains and/or return of capital and cannot be guaranteed to continue.

When selecting securities for the Fund, the Advisor may utilize fundamental, technical and other related methodologies to determine the intrinsic value of a security. Examples of fundamental methodologies include consideration of a stock’s financials, economic factors that might impact the stock, and the qualitative and quantitative factors. Technical methodologies generally refer to the consideration of past market data, primarily using price and volume data. The Advisor expects that it will sell a security if, in the judgment of the portfolio manager, the security’s income potential has been compromised, an issuer’s fundamentals have deteriorated or may deteriorate or a more attractive investment opportunity is identified.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:

BDC Risk. The Fund primarily invests in securities issued by publicly-traded BDCs. As a result, the Fund’s portfolio will be significantly affected by the performance of the BDCs in which the Fund invests and the performance of such BDCs’ portfolio companies, as well as the overall economic environment. The Fund may be exposed to greater risk and experience higher volatility than would a portfolio that was not focused on investing in BDCs.

BDCs primarily invest in privately-held and thinly-traded companies. These types of portfolio companies are generally considered to be below investment grade, and the debt securities of those companies, in turn, are often referred to as “high-yield” or “junk.” The revenues, income (or losses) and valuations of these companies can, and often do, fluctuate suddenly and dramatically, and they face considerable risk of loss. In addition, the fair value of a BDC’s investments in privately-held or thinly-traded companies often is not readily determinable. Although each BDC’s board of directors is responsible for determining the fair value of these securities, the uncertainty regarding fair value may adversely affect the determination of the BDC’s net asset value (“NAV”). This could cause the Fund’s investments in a BDC to be inaccurately valued.

BDCs often borrow funds to make investments and, as a result, are exposed to the risks of leverage. Leverage magnifies the potential loss on amounts invested and therefore increases the risks associated with an investment in a leveraged BDC’s securities. Leverage is generally considered a speculative investment technique. Moreover, BDCs’ management fees, which are generally higher than the management fees charged to other funds, are normally payable on gross assets, including those assets acquired through the use of leverage. This may give a BDC’s investment advisor a financial incentive to incur leverage.

Non-Diversification Risk. The Fund is classified as a non-diversified management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as operational performance, financial leverage and investment-level performance. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. Additionally, the Fund may be subject to greater risk, because the Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

High-Yield (“Junk”) Bond Risk. Compared to higher quality debt securities, high-yield bonds (commonly referred to as “junk” bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value. Through its investments in BDCs, Fund is indirectly exposed to the credit risks associated with in BDCs’ debt investments. The portfolio companies in which BDCs invest are generally considered to be below investment grade, and the debt securities of those companies, in turn, are often referred to as high-yield or junk. In addition, debt securities issued by a BDC may also be considered to be non-investment grade or junk.

Credit Risk of Underlying Investments. The Fund is indirectly exposed to the credit risk associated with the debt investments of the BDCs in which the Fund invests. BDCs invest in small companies in the initial stages of development. The types of portfolio companies in which BDCs invest are generally considered to be below investment grade, and the debt securities of those companies, in turn, are often referred to as “high-yield” or “junk.” There is an increased risk that such a portfolio company will fail to make payments on its debts as compared to more developed companies. If a portfolio company fails to make payments to a BDC, the BDC’s performance could be negatively affected and, to the extent that the Fund invests in the BDC, the value of the Fund’s investment in the BDC may be negatively affected as well.

Investment in Other Investment Companies Risk. The Fund’s investment in other investment companies, including BDCs, may subject the Fund indirectly to the underlying risks of those investment companies. The Fund also will bear its share of each underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses. Shares of an investment company may trade at prices that reflect a premium above or a discount below NAV, and such premium or discount may be substantial. If an investment company’s shares are purchased at a premium to NAV, the premium may not exist when those shares are sold, and the Fund could incur a loss.

BDCs, like other investment companies, are often parties to contractual agreements under which a BDC’s investment advisor or another third-party agrees to waive fees or pay a portion of the BDC’s expenses. Once the contract terminates or ends, the BDC’s expenses may increase and, as a result, the acquired fund fees and expenses paid by the Fund’s shareholders may increase as well. Further, the acquired fund fees and expenses paid by the Fund’s shareholders may increase further if the BDC’s investment advisor or another third-party seeks to recoup any previously waived fees or paid expenses.

Large Shareholder Risk. To the extent that a significant amount of shares of the Fund are held by a small number or a related set of shareholders, the Fund is subject to the risk that these shareholders will redeem Fund shares in large amounts. These transactions could adversely affect the Fund if it is forced to sell portfolio securities to raise the cash that is necessary to satisfy shareholder redemption requests. This risk is particularly pronounced when one shareholder owns a substantial portion of the Fund.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in the U.S. stock markets. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

MidCap Stock Risk. The risk that stocks of relatively smaller capitalization within the midcap range of companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Relatively smaller capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Preferred Stock Risk. There are various risks associated with investing in preferred stock, including credit risk, liquidity risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights.

SmallCap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Convertible Securities Risk. Investments in convertible securities generally entail less risk than investments in an issuer’s common stock because convertible securities rank senior to common stock in an issuer’s capital structure. The extent to which such risk is reduced depends in large part upon the degree to which the convertible security sells above its value as a fixed-income security. Convertible securities are subordinate in rank to any senior debt obligations of an issuer, and, therefore, entail more risk than the issuer’s debt obligations. Convertible securities generally offer lower interest than non-convertible debt securities of similar credit quality due to the potential for capital appreciation and are often lower-rated securities.

Credit Risk. An issuer or guarantor of a debt security may be unable or unwilling to make scheduled payments of interest and principal. Actual or perceived deterioration in an issuer’s or guarantor’s financial condition may affect a security’s value.

Economic and Political Risks. The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. These effects may be short-term by causing a change in the market that is corrected in a year or less, or they may have long-term impacts which may cause changes in the market that may last for many years. Some factors may affect changes in one sector of the economy or one stock, but don’t have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund’s target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified under circumstances that cause increased supply in the market due to unusually high selling activity.

Sector Concentration Risk. The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period.

Manager Risk. Shelton Capital Management’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a non-diversified management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as operational performance, financial leverage and investment-level performance. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio. Additionally, the Fund may be subject to greater risk, because the Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 13.09% (Q1, 2019)

Worst Quarter: -11.36% (Q4, 2018)

Year to date performance as of 12/31/19: 25.32%

Date of inception: 04/22/2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Return (for the period ended 12/31/19) BDC Income Fund (Institutional Class - LOAIX)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
SHELTON BDC INCOME FUND | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LOAIX
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.10%	[1]
Acquired Fund Fees and Expenses (fees and expenses incurred directly by the Fund as a result of investment in shares of one or more Acquired Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	8.64%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	10.64%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	9.96%
One Year	rr_ExpenseExampleYear01	$ 971
Three Years	rr_ExpenseExampleYear03	2,881
Five Years	rr_ExpenseExampleYear05	4,582
Ten Years	rr_ExpenseExampleYear10	$ 8,062
Annual Return 2015	rr_AnnualReturn2015	(3.28%)
Annual Return 2016	rr_AnnualReturn2016	15.98%
Annual Return 2017	rr_AnnualReturn2017	3.94%
Annual Return 2018	rr_AnnualReturn2018	(4.80%)
Annual Return 2019	rr_AnnualReturn2019	25.32%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	25.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.36%)
1 Year	rr_AverageAnnualReturnYear01	25.32%
5 Years	rr_AverageAnnualReturnYear05	6.82%
3 Years	scm_AverageAnnualReturnYear03	7.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%	[4]
SHELTON BDC INCOME FUND | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LOANX
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.10%	[1]
Acquired Fund Fees and Expenses (fees and expenses incurred directly by the Fund as a result of investment in shares of one or more Acquired Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	8.64%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	10.89%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.73%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	10.21%
One Year	rr_ExpenseExampleYear01	$ 994
Three Years	rr_ExpenseExampleYear03	2,939
Five Years	rr_ExpenseExampleYear05	4,661
Ten Years	rr_ExpenseExampleYear10	$ 8,154
SHELTON BDC INCOME FUND | After Taxes on Distributions | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.61%
5 Years	rr_AverageAnnualReturnYear05	2.72%
3 Years	scm_AverageAnnualReturnYear03	2.61%
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%	[4]
SHELTON BDC INCOME FUND | After Taxes on Distributions and Sales | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.84%
5 Years	rr_AverageAnnualReturnYear05	2.88%
3 Years	scm_AverageAnnualReturnYear03	2.70%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%	[4]
SHELTON BDC INCOME FUND | Wells Fargo BDC Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.34%
5 Years	rr_AverageAnnualReturnYear05	7.27%
3 Years	scm_AverageAnnualReturnYear03	5.99%
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%	[4]
SHELTON REAL ESTATE INCOME FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SHELTON REAL ESTATE INCOME FUND Ticker Symbols: RENIX and RENTX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide current income with the potential for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s principal investment strategies described in this Prospectus are the strategies that the Advisor believes are most likely to be important in achieving the Fund’s investment objective.

The Advisor intends to allocate the Fund’s assets among real estate securities that, in the view of the Advisor, represent attractive investment opportunities. The Advisor evaluates securities based primarily on the relative attractiveness of income and secondarily considers the potential for capital appreciation. The Advisor seeks to allocate the Fund’s assets such that the Fund may benefit from the performance of various sectors of the real estate market. In selecting securities for investment, the Advisor assesses the likely risks and returns of the different alternative investment opportunities and evaluates the potential correlation among the investments under consideration. The Advisor generally seeks to invest in securities for which the expected risk-adjusted yields are determined to be attractive and are likely to have low correlations among each other and with the broader securities markets. When determining an asset allocation, the Advisor may utilize fundamental, technical and other related methodologies to determine the intrinsic value of an underlying security. The Advisor may strategically rebalance its investment strategies according to the current market conditions, but will remain true to its fundamental analysis with respect to real estate asset class diversification across sector risk over time. The Advisor manages investments with a long-term view while being mindful of the historical context of the markets. The Advisor plans to sell a security if, in the judgment of the portfolio managers, the security’s income potential has been compromised, an issuer’s fundamentals have deteriorated or may deteriorate or a more attractive investment opportunity is identified.

Real Estate Securities. The Fund concentrates its investments in real estate securities. For purposes of the Fund’s investment policies, a “real estate security” is a security issued by a real estate company, which the Fund considers to be a company that either:

●	derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or

●	has at least 50% of its assets invested in such real estate.

The Fund invests substantially all (and under normal market conditions, at least 80%) of its net assets (plus any borrowings for investment purposes) in income producing real estate securities, including securities issued by real estate investment trusts (“REITs”).

The securities in which the Fund invests consist of: REITs, common stocks, rights or warrants to purchase common stocks, foreign securities, depository receipts, securities convertible into common stocks where the conversion feature represents (in the Advisor’s view) a significant element of the securities’ value, preferred stocks, corporate debt obligations, including high-yield debt securities (commonly referred to as “junk” bonds) and Commercial mortgage-backed securities (“CMBS”).

The Fund may invest in securities across all market capitalization ranges. Although the Advisor anticipates that the Fund will invest a substantial portion of its assets in real estate securities, the Fund may invest up to 100% of its net assets in debt securities of any maturity, duration or credit rating.

The Fund may invest up to 15% of its net assets in illiquid securities.

Risk [Heading]	rr_RiskHeading	Summary of Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:

Real Estate Industry Concentration Risk. To the extent a Fund concentrates its investments in real estate securities, the Fund’s portfolio is significantly impacted by the performance of the real estate market generally, and the Fund may be exposed to greater risk and experience higher volatility than would a more diversified portfolio. The value of investments in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to the broader securities markets. The value of the Fund’s shares will be affected by factors generally affecting the real estate industry, including, among others: changes in general economic and market conditions; falling property values; declining rents; risks related to local economic conditions, overbuilding, development and increased competition; increases in property taxes and operating expenses; changes in local laws or regulations; casualty and condemnation losses; variations in rental income, neighborhood values and the appeal of property to tenants; the availability of financing; and changes in interest rates. The value of real estate companies also may drop because of poor management or the failure of borrowers to pay their loans, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs.

Real Estate Investment Trust (“REIT”) Risk. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. The value of REIT securities can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the Fund will indirectly bear its proportionate share of those expenses.

Non-Diversification Risk. The Fund is classified as a non-diversified management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as operational performance, financial leverage and investment-level performance. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. Additionally, the Fund may be subject to greater risk, because the Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Mortgage-Backed Securities Risk. Mortgage-backed securities are subject to prepayment or call risk (i.e., the risks that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans). Faster prepayments often happen when interest rates are falling. As a result, a Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. CMBS may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

High-Yield (“Junk”) Bond Risk. Compared to higher quality debt securities, high-yield bonds (commonly referred to as “junk” bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Large Shareholder Risk. To the extent that a significant amount of shares of the Fund are held by a small number or a related set of shareholders, the Fund is subject to the risk that these shareholders will redeem Fund shares in large amounts. These transactions could adversely affect the Fund if it is forced to sell portfolio securities to raise the cash that is necessary to satisfy shareholder redemption requests. This risk is particularly pronounced when one shareholder owns a substantial portion of the Fund.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in the U.S. stock markets. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

Debt Securities Risk. When the Fund invests in debt securities, the value of the Fund’s investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of debt securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund’s target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

Convertible Securities Risk. Investments in convertible securities generally entail less risk than investments in an issuer’s common stock because convertible securities rank senior to common stock in an issuer’s capital structure. The extent to which such risk is reduced depends in large part upon the degree to which the convertible security sells above its value as a fixed-income security. Convertible securities are subordinate in rank to any senior debt obligations of an issuer, and, therefore, entail more risk than the issuer’s debt obligations. Convertible securities generally offer lower interest than non-convertible debt securities of similar credit quality due to the potential for capital appreciation and are often lower-rated securities.

Credit Risk. An issuer or guarantor of a debt security may be unable or unwilling to make scheduled payments of interest and principal. Actual or perceived deterioration in an issuer’s or guarantor’s financial condition may affect a security’s value.

Economic and Political Risks. These effects may be short-term by causing a change in the market that is corrected in a year or less, or they may have long-term impacts which may cause changes in the market that may last for many years. Some factors may affect changes in one sector of the economy or one stock, but don’t have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified under circumstances that cause increased supply in the market due to unusually high selling activity.

Non-U.S. Currency Risk. Non-U.S. currencies may decline relative to the U.S. dollar, which reduces the unhedged value of securities denominated in or otherwise exposed to those currencies. Shelton Capital Management may not be able to determine accurately the extent to which a security or its issuer is exposed to currency risk.

Non-U.S. Investment Risk. Securities of non-U.S. issuers (including American Depository Receipts (“ADRs”) and other securities that represent interests in a non-U.S. issuer’s securities) may be less liquid, more volatile, and harder to value than U.S. securities. Non-U.S. issuers may be subject to political, economic, or market instability, or unfavorable government action in their local jurisdictions or economic sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non-U.S. issuers and their securities and those issuers may be subject to lower levels of government regulation and oversight. These risks may be higher when investing in emerging market issuers. Certain of these elevated risks may also apply to securities of U.S. issuers with significant non-U.S. operations.

Preferred Stock Risk. There are various risks associated with investing in preferred stock, including credit risk, liquidity risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights.

Rights and Warrants Risk. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, and potential price fluctuations due to adverse market conditions or other factors. In addition, changes in a warrant’s value do not necessarily correspond to changes in the value of its underlying security and the price of the warrant may be more volatile that the price of its underlying security. If a right or warrant is not exercised within a specified time period, it becomes worthless.

Manager Risk. Shelton Capital Management’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a non-diversified management investment company under the 1940 Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as operational performance, financial leverage and investment-level performance. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund's portfolio. Additionally, the Fund may be subject to greater risk, because the Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 15.17% (Q1, 2019)

Worst Quarter: -7.05% (Q4, 2018)

Year to date performance as of 12/31/19: 27.61%

Date of inception: 06/07/2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Return (for the period ended 12/31/19) Real Estate Income Fund (Institutional Class- RENIX)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
SHELTON REAL ESTATE INCOME FUND | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RENIX
Sales and redemption charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.22%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	2.02%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.17%
One Year	rr_ExpenseExampleYear01	$ 119
Three Years	rr_ExpenseExampleYear03	551
Five Years	rr_ExpenseExampleYear05	1,010
Ten Years	rr_ExpenseExampleYear10	$ 2,280
Annual Return 2014	rr_AnnualReturn2014	25.28%
Annual Return 2015	rr_AnnualReturn2015	3.63%
Annual Return 2016	rr_AnnualReturn2016	6.66%
Annual Return 2017	rr_AnnualReturn2017	3.98%
Annual Return 2018	rr_AnnualReturn2018	(6.38%)
Annual Return 2019	rr_AnnualReturn2019	27.61%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	27.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.05%)
1 Year	rr_AverageAnnualReturnYear01	27.61%
5 Years	rr_AverageAnnualReturnYear05	6.34%
3 Years	scm_AverageAnnualReturnYear03	7.50%
Since Inception	rr_AverageAnnualReturnSinceInception	7.86%	[6]
SHELTON REAL ESTATE INCOME FUND | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RENTX
Sales and redemption charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	1.22%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	2.27%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.42%
One Year	rr_ExpenseExampleYear01	$ 145
Three Years	rr_ExpenseExampleYear03	628
Five Years	rr_ExpenseExampleYear05	1,138
Ten Years	rr_ExpenseExampleYear10	$ 2,539
SHELTON REAL ESTATE INCOME FUND | After Taxes on Distributions | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.48%
5 Years	rr_AverageAnnualReturnYear05	3.21%
3 Years	scm_AverageAnnualReturnYear03	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%	[6]
SHELTON REAL ESTATE INCOME FUND | After Taxes on Distributions and Sales | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.42%
5 Years	rr_AverageAnnualReturnYear05	3.63%
3 Years	scm_AverageAnnualReturnYear03	4.58%
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%	[6]
SHELTON REAL ESTATE INCOME FUND | S&P U.S. REIT Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.44%
5 Years	rr_AverageAnnualReturnYear05	6.79%
3 Years	scm_AverageAnnualReturnYear03	7.69%
Since Inception	rr_AverageAnnualReturnSinceInception	8.34%	[6]
SHELTON TACTICAL CREDIT FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SHELTON TACTICAL CREDIT FUND Ticker Symbols: DEBIX and DEBTX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example of Expenses, affect the Fund’s performance. During the most recent fiscal year of the Accounting Survivor, ended October 31, 2019, as defined below, the portfolio turnover rate was 116% of the average value of its portfolio. For the two month period ended December 31, 2019, the portfolio turnover rate was 20%. See the section entitled “Bar Chart and Performance Information” for more information about the Accounting Survivor.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in various credit-related instruments. “Credit-related instruments” are debt securities, instruments and obligations of U.S. and non-U.S. governments, non-governmental and corporate entities and issuers, and include (i) debt issued by or on behalf of states, territories, and possessions of the United States, (ii) U.S. and non-U.S. corporate bonds, notes and other debentures, (iii) securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored entities, (iv) sovereign debt, including emerging markets debt (v) zero coupon securities, (vi) collateralized debt and loan obligations, (vii) senior secured floating rate and fixed rate loans or debt, (viii) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, and (ix) derivatives with similar economic characteristics. The Fund may invest up to 100% of its net assets in any one of the categories of instruments included in the preceding sentence. The Fund may invest its total assets, including borrowings for investment purposes and proceeds from short selling, if any, without restriction in debt securities of any maturity and credit quality, including securities that are rated at the time of investment below investment grade (that is, securities rated below the Baa3/BBB- categories by nationally recognized securities rating organizations or, if unrated, determined to be of comparable quality by Shelton), commonly referred to as “junk bonds.”

The Fund is managed as a total return fund, employing a “credit long/short” investment strategy. Shelton makes assessments across the fixed income markets that include analyses of asset classes, economic sectors, individual credits, and security selection in order to identify undervalued securities and overlooked market opportunities, as well as to attempt to take advantage of certain arbitrage opportunities. The Fund’s short positions may equal up to 100% of the Fund’s net asset value. The Fund may take short positions in U.S. Treasuries, treasury futures, corporate bonds, credit default and/or interest rate swaps, exchange-traded funds (“ETFs”), non-U.S. bonds, equities and equity-related instruments, and options. The Fund’s investment strategy involves active and frequent trading.

The Fund may also engage in borrowing for cash management purposes or for investment purposes, in order to increase its holdings of portfolio securities and/or to collateralize short sale positions.

The Fund may use ETFs and derivatives, such as options, futures contracts, forward currency contracts and swap agreements (including, but not limited to, interest rate swaps, credit default swaps and total return swaps), both for hedging purposes and to seek investment returns consistent with the Fund’s investment objective.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below in alphabetical order. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, national or international political events, natural disasters, the spread of infectious illness or other public health issue, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. These risks are greater during periods of rising inflation. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to, illiquidity risk, and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Municipal Bond Risk. Interest rates on tax-exempt municipal bonds are generally lower than taxable bonds, and the return on investment in the Fund may be lower than an investment in another fund that does not invest in tax-exempt municipal obligations. The Funds generally will not be eligible to pass-through to their shareholders the tax-exempt character of municipal bond interest. Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax-exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and its shareholders. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or credit enhancement providers for municipal issuers, regulatory and political developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. Financial difficulties impacting certain municipal issuers could result in an increasing number of defaults on obligations by municipal issuers.

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Prepayment or Call Risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Fund may also lose any premium it paid on the security.

High Yield (“Junk”) Bond Risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Asset Segregation Risk. As a series of an investment company registered with the SEC, the Fund must segregate liquid assets, or engage in other measures to “cover” open positions with respect to certain kinds of derivatives and short sales. The Fund may incur losses on derivatives and other leveraged investments (including the entire amount of the Fund’s investment in such investments) even if they are covered.

Borrowing Risk. Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

Collateralized Debt Obligations Risk. Collateralized debt obligations are subject to credit, interest rate, valuation, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Extension Risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Foreign Sovereign Risk. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Leveraging Risk. Certain Fund transactions, including entering into futures contracts and taking short positions in financial instruments, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Illiquid assets may also be difficult to value.

Puerto Rico Debt Risk. As a result of the Fund’s investment in Puerto Rico municipal securities, the Fund will be exposed to political, economic and statutory developments affecting the Commonwealth of Puerto Rico. Events, including economic and political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits and other financial difficulties and changes in the credit ratings assigned to Puerto Rico’s municipal issuers, are likely to affect the value of such investments. Puerto Rico’s operating budget has been structurally unbalanced for the past decades and the government has relied on deficit financing for annual operations. Certain issuers of Puerto Rico municipal securities have failed to make payments on obligations that have come due, and additional missed payments and defaults may occur in the future. As a result of the defaults and challenging economic environment, credit rating firms have downgraded certain securities issued by Puerto Rico and its agencies to below investment grade. In May 2017, Puerto Rico filed for Title III (bankruptcy) under the Puerto Rico Oversight, Management, and Economic Stability Act, which provides Puerto Rico with a path for restructuring its debt following a process based on the U.S. Bankruptcy Code. The outcome of this debt restructuring and any potential future restructuring is uncertain. Puerto Rico’s continued financial difficulties, which were compounded by the damage caused by Hurricane Maria in September 2017, could reduce its ability to access financial markets, potentially increasing the likelihood of further restructuring or additional defaults for Puerto Rico municipal securities, which that may affect the Fund’s investments and its performance.

Short Sales Risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund’s portfolio.

Sector Concentration Risk. The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Manager Risk. Shelton Capital Management’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk is inherent in all investing and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

The information shown below reflects the historical performance of the Cedar Ridge Unconstrained Credit Fund, a series of IMST II (the “Accounting Survivor”), and is based on the NAV per share of the Accounting Survivor prior to the reorganization of the Accounting Survivor into the Fund on June 21, 2019 (the “Reorganization”). Upon completion of the Reorganization, Investor Class and Institutional Class of the Fund assumed the performance, financial and other historical information of the Accounting Survivor.

The annual returns in the bar chart are for the Accounting Survivor’s shares. Such shares were exchanged for Institutional Class shares of the Fund in the Reorganization.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 7.89% (Q1, 2014)

Worst Quarter: -4.01% (Q4, 2018)

Year to date performance as of 12/31/19: 3.80%

Date of inception: 12/12/2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Return (for the period ended 12/31/19) Shelton Tactical Credit Fund (Institutional Class – DEBIX)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
SHELTON TACTICAL CREDIT FUND | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DEBIX
Management fees	rr_ManagementFeesOverAssets	1.17%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	0.88%	[7]
All other expenses	rr_Component2OtherExpensesOverAssets	0.34%	[1]
Other expenses	rr_OtherExpensesOverAssets		[8]
Total annual operating expenses	rr_ExpensesOverAssets	2.39%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[9]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.27%
One Year	rr_ExpenseExampleYear01	$ 230
Three Years	rr_ExpenseExampleYear03	734
Five Years	rr_ExpenseExampleYear05	1,265
Ten Years	rr_ExpenseExampleYear10	$ 2,717
Annual Return 2014	rr_AnnualReturn2014	11.90%
Annual Return 2015	rr_AnnualReturn2015	(0.97%)
Annual Return 2016	rr_AnnualReturn2016	4.27%
Annual Return 2017	rr_AnnualReturn2017	3.31%
Annual Return 2018	rr_AnnualReturn2018	2.52%
Annual Return 2019	rr_AnnualReturn2019	3.80%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.01%)
1 Year	rr_AverageAnnualReturnYear01	3.80%
5 Years	rr_AverageAnnualReturnYear05	2.57%
3 Years	scm_AverageAnnualReturnYear03	3.21%
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%	[10]
SHELTON TACTICAL CREDIT FUND | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DEBTX
Management fees	rr_ManagementFeesOverAssets	1.17%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and interest expense on short sales	rr_Component1OtherExpensesOverAssets	0.88%	[7]
All other expenses	rr_Component2OtherExpensesOverAssets	0.34%	[1]
Other expenses	rr_OtherExpensesOverAssets		[8]
Total annual operating expenses	rr_ExpensesOverAssets	2.64%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[9]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.52%
One Year	rr_ExpenseExampleYear01	$ 255
Three Years	rr_ExpenseExampleYear03	809
Five Years	rr_ExpenseExampleYear05	1,389
Ten Years	rr_ExpenseExampleYear10	$ 2,965
SHELTON TACTICAL CREDIT FUND | After Taxes on Distributions | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.91%
5 Years	rr_AverageAnnualReturnYear05	0.97%
3 Years	scm_AverageAnnualReturnYear03	1.62%
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%	[10]
SHELTON TACTICAL CREDIT FUND | After Taxes on Distributions and Sales | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.70%
5 Years	rr_AverageAnnualReturnYear05	1.10%
3 Years	scm_AverageAnnualReturnYear03	1.65%
Since Inception	rr_AverageAnnualReturnSinceInception	2.30%	[10]
SHELTON TACTICAL CREDIT FUND | Barclays Capital U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.57%
5 Years	rr_AverageAnnualReturnYear05	2.66%
3 Years	scm_AverageAnnualReturnYear03	4.07%
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%	[10]
Shelton International Select Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SHELTON INTERNATIONAL SELECT EQUITY FUND Ticker Symbols: SISEX and SISLX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests, under normal market conditions, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in a combination of equity securities of foreign (i.e., non-U.S.) companies with a suitable potential for earnings growth. The Fund invests its assets in equity securities of non-U.S. companies located in countries with developed markets, but may also invest in companies domiciled in emerging markets.

Under normal market conditions, the Fund seeks to achieve its investment objective by investing in a universe of stocks listed within the MSCI ACWI ex USA index, as well as those in other developed, emerging, and frontier markets with a market capitalization of $2.5 billion or higher. The Advisor anticipates that the percentage of the Fund’s investable universe not included in the MSCI ACWI ex USA index will be approximately 20%. The Fund ordinarily invests in no fewer than three different countries outside the U.S. The Fund may invest a lesser amount of its assets in securities of non-U.S. companies when market conditions are not deemed favorable, in which case the Fund would invest at least 30% of its net assets, plus any borrowings for investment purposes, in securities of non-U.S. companies. The Fund will normally invest in the securities of approximately 30 to 50 issuers.

The Fund’s investments in equity securities may include common and preferred stock, convertible preferred stock, warrants and rights. Additionally, in unusual or extreme market conditions, the manager may choose to hedge general market exposures. This may be done primarily with the use of certain ETF’s that create either long or short exposure to the desired market segment. The Advisor implements its investment strategy by first using a proprietary global “life-cycle” screen to narrow the Fund’s investable universe. The Advisor then uses a fundamental, “bottom-up” research selection and disciplined portfolio construction process which is focused on identifying stocks that the Advisor believes have the ability to generate sustainable returns, regardless of sector or country.

The Advisor’s “life-cycle” screen classifies companies according to one of the following five categories:

●	Innovation: Companies characterized as having a high level of capital investment but returns on that investment that are below their cost of capital.

●	Expansion: Companies characterized by aggressive investment to compound their high and rising returns, achieving a peak in both growth and cash flow returns.

●	Deceleration: Companies characterized as having very high returns, combined with good, but slowing growth prospects.

●	Maturity: Companies characterized as earning a small positive spread above the cost of capital.

●	Distress: Companies characterized as having returns driven down below the cost of capital.

The Advisor’s investment team actively invests across all five categories of the “life-cycle,” building a diversified portfolio of high-growth, high-return, income-oriented and distressed investments. In managing the portfolio, the investment team seeks to balance the portfolio’s risk and return by maximizing stock specific risk (risk from security selection) while at the same time minimizing systematic factor risks (which includes, but is not limited to, sector selection, country selection, currency management).

The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy. The Advisor will sell or reallocate a Fund’s securities if the Advisor believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available. The team strives to preserve capital as part of its investment process.

In conjunction with the life-cycle screen, the investment team seeks to invest in businesses it believes are on the whole beneficial to the society. Such companies are considered to offer products and services that improve the lives of their customers, and of people in the communities in which they operate, and to exhibit responsible management practices. These practices may include dealings with customers, suppliers, employees, and the environment.

The principles-based investment component of our investment approach also includes screening out businesses that do not respect the value, freedom, and equality of all people or that contribute to harmful or addictive behavior such as alcohol, tobacco, gaming, gambling, certain media, and some pharmaceutical companies that do not display responsible distribution practices. There is no guarantee that the investment team will be able to successfully screen out all companies that are inconsistent with its ethical standards.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:

Non-U.S. Investment Risk. Securities of non-U.S. issuers (including ADRs and other securities that represent interests in a non-U.S. issuer’s securities) may be less liquid, more volatile, and harder to value than U.S. securities. Non-U.S. issuers may be subject to political, economic, or market instability, or unfavorable government action in their local jurisdictions or economic sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non-U.S. issuers and their securities and those issuers may be subject to lower levels of government regulation and oversight. These risks may be higher when investing in emerging market issuers. Certain of these elevated risks may also apply to securities of U.S. issuers with significant non-U.S. operations.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund invests in stock markets primarily outside the U.S. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

Economic and Political Risks. These effects may be short-term by causing a change in the global markets that is corrected in a year or less, or they may have long-term impacts which may cause changes in the markets that may last for many years. In any given country, some factors may affect changes in one sector of the economy or one stock, but don’t have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

Emerging Markets Risk. Emerging market securities may present issuer, market, currency, liquidity, volatility, valuation, legal, political, and other risks different from, and potentially greater than, the risks of investing in securities of issuers in more developed market.

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund’s target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

Non-U.S. Currency Risk. Non-U.S. currencies may decline relative to the U.S. dollar, which reduces the unhedged value of securities denominated in or otherwise exposed to those currencies. Shelton Capital Management may not be able to determine accurately the extent to which a security or its issuer is exposed to currency risk.

Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them. Some or all of the securities held by the Fund may be valued using “fair value” techniques, rather than market quotations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sales or closing prices.

MidCap Stock Risk. The risk that stocks of relatively smaller capitalization within the midcap range of companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Relatively smaller capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

SmallCap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

ETF Risk. In unusual or extreme market conditions, the manager may choose to hedge general market exposures. This may be done primarily with the use of certain ETF’s that create either long or short exposure to the desired market segment. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Ethical Investment Risk. In avoiding investments that are inconsistent with the Fund’s principles based screening approach, which may preclude an otherwise attractive investment opportunity, the Fund may not achieve the same level of performance as it would have without the application of the screening process.

Manager Risk. Shelton Capital Management’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton may not make timely purchases or sales of securities for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 12.29% (Q1, 2019)

Worst Quarter: -13.32% (Q4, 2018)

Year to date performance as of 12/31/19: 22.53%

Date of inception: 07/18/2016[1]

[1]	Shelton Capital Management became the investment advisor to the predecessor fund of the Fund on July 18, 2016. The predecessor fund was reorganized into the Fund on July 28, 2017. The investment objective, strategy, risks and policies of the predecessor fund during the period July 18, 2016 to July 28, 2017 were identical to those of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Return (for the period ended 12/31/19) Shelton International Select Equity Fund (Institutional Class- SISEX)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Shelton International Select Equity Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SISEX
Sales and redemption charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.13%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[11]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
One Year	rr_ExpenseExampleYear01	$ 103
Three Years	rr_ExpenseExampleYear03	347
Five Years	rr_ExpenseExampleYear05	611
Ten Years	rr_ExpenseExampleYear10	$ 1,364
Annual Return 2017	rr_AnnualReturn2017	35.30%
Annual Return 2018	rr_AnnualReturn2018	(13.17%)
Annual Return 2019	rr_AnnualReturn2019	22.53%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	22.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.32%)
1 Year	rr_AverageAnnualReturnYear01	22.53%
3 Years	scm_AverageAnnualReturnYear03	12.91%
Since Inception	rr_AverageAnnualReturnSinceInception	11.20%	[12]
Shelton International Select Equity Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SISLX
Sales and redemption charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.39%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.38%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[11]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
One Year	rr_ExpenseExampleYear01	$ 128
Three Years	rr_ExpenseExampleYear03	425
Five Years	rr_ExpenseExampleYear05	744
Ten Years	rr_ExpenseExampleYear10	$ 1,647
Shelton International Select Equity Fund | After Taxes on Distributions | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.59%
3 Years	scm_AverageAnnualReturnYear03	12.19%
Since Inception	rr_AverageAnnualReturnSinceInception	10.42%	[12]
Shelton International Select Equity Fund | After Taxes on Distributions and Sales | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.19%
3 Years	scm_AverageAnnualReturnYear03	10.19%
Since Inception	rr_AverageAnnualReturnSinceInception	8.76%	[12]
Shelton International Select Equity Fund | MSCI ACWI Ex USA (NET) Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.51%	[13]
3 Years	scm_AverageAnnualReturnYear03	9.87%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	9.22%	[12],[13]
Shelton Emerging Markets Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SHELTON EMERGING MARKETS FUND (the “Fund”) Ticker Symbols: EMSQX, EMSLX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fee paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 20, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests, under normal market conditions, at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in a combination of equity securities of foreign (i.e., non-U.S.) companies in “Emerging Markets” with a suitable potential for earnings growth. “Emerging markets” for this purpose are markets included in MSCI Emerging Markets Index (the “Index”). The Fund invests its assets in equity securities of non-U.S. companies located in countries with emerging markets, but may also invest in companies domiciled in developed markets.

Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in a universe of stocks listed within the MSCI Emerging Markets Index. In determining whether an issuer not included in the Index is within the geographies represented as emerging markets by the Index, the Advisor may consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues. The Fund will normally invest in the securities of approximately 30 to 50 issuers.

The Fund’s investments in equity securities including common stocks, depositary receipts evidencing ownership of common stocks, preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants). The Fund may enter into currency forward contracts, currency swaps, or currency futures contracts to hedge direct and/or indirect foreign currency exposure.

The Advisor implements its investment strategy by first using a proprietary global “life-cycle” screen to narrow the Fund’s investable universe. The Advisor then uses a fundamental, “bottom-up” research selection and disciplined portfolio construction process which is focused on identifying stocks that the Advisor believes have the ability to generate sustainable returns, regardless of sector or country.

The Advisor’s “life-cycle” screen classifies companies according to one of the following five categories:

●	Innovation: Companies characterized as having a high level of capital investment but returns on that investment that are below their cost of capital.

●	Expansion: Companies characterized by aggressive investment to compound their high and rising returns, achieving a peak in both growth and cash flow returns.

●	Deceleration: Companies characterized as having very high returns, combined with good, but slowing growth prospects.

●	Maturity: Companies characterized as earning a small positive spread above the cost of capital.

●	Distress: Companies characterized as having returns driven down below the cost of capital.

The Advisor’s investment team actively invests across all five categories of the “life-cycle,” building a diversified portfolio of high-growth, high-return, income-oriented and distressed investments. In managing the portfolio, the investment team seeks to balance the portfolio’s risk and return by maximizing stock specific risk (risk from security selection) while at the same time minimizing systematic factor risks (which includes, but is not limited to, sector selection, country selection, currency management).

The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy. The Advisor will sell or reallocate the Fund’s securities if the Advisor believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available. The team strives to preserve capital as part of its investment process.

In conjunction with the life-cycle screen, the investment team seeks to invest in businesses it believes are on the whole beneficial to the society. Such companies are considered to offer products and services that improve the lives of their customers, and of people in the communities in which they operate, and to exhibit responsible management practices. These practices may include dealings with customers, suppliers, employees, and the environment.

The principles-based investment component of our investment approach also includes screening out businesses that do not respect the value, freedom, and equality of all people or that contribute to harmful or addictive behavior such as alcohol, tobacco, gaming, gambling, certain media, and some pharmaceutical companies that do not display responsible distribution practices. There is no guarantee that the investment team will be able to successfully screen out all companies that are inconsistent with its ethical standards.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund, and the Fund could underperform other investments. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund’s performance could be hurt by:

Emerging Markets Risk. Emerging market securities may present issuer, market, currency, liquidity, volatility, valuation, legal, political, and other risks different from, and potentially greater than, the risks of investing in securities of issuers in more developed markets. Emerging markets may have less established legal and accounting systems than those in more developed markets. Governments in emerging markets may be less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. The economies of emerging markets may be dependent on relatively few industries and thus affected more severely by local or global changes. Emerging market securities may also be more volatile, more difficult to value, and have lower overall liquidity than securities economically tied to U.S. or developed non-U.S. issuer.

Non-U.S. Investment Risk. Securities of non-U.S. issuers (including American depository receipts (“ADRs”) and other securities that represent interests in a non-U.S. issuer’s securities) may be less liquid, more volatile, and harder to value than U.S. securities. Non-U.S. issuers may be subject to political, economic, or market instability, or unfavorable government action in their local jurisdictions or economic sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non-U.S. issuers and their securities and those issuers may be subject to lower levels of government regulation and oversight. These risks may be higher when investing in emerging market issuers. Certain of these elevated risks may also apply to securities of U.S. issuers with significant non-U.S. operations.

Economic and Political Risks. These effects may be short-term by causing a change in the global markets that is corrected in a year or less, or they may have long-term impacts which may cause changes in the markets that may last for many years. In any given country, some factors may affect changes in one sector of the economy or one stock, but don’t have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

Non-U.S. Currency Risk. Non-U.S. currencies may decline relative to the U.S. dollar, which reduces the unhedged value of securities denominated in or otherwise exposed to those currencies. Shelton Capital Management may not be able to determine accurately the extent to which a security or its issuer is exposed to currency risk.

Equity Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, national or international political events, natural disasters, the spread of infectious illness or other public health issue, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund invests in stock markets primarily outside the U.S. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

MidCap Stock Risk. The risk that stocks of relatively smaller capitalization within the midcap range of companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Relatively smaller capitalization companies may have limited product lines or financial resources or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

SmallCap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them. Some or all of the securities held by the Fund may be valued using “fair value” techniques, rather than market quotations. Security values may differ depending on the methodology used to determine their values and may differ from the last quoted sales or closing prices.

Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders as ordinary income.

Ethical Investment Risk. In avoiding investments that are inconsistent with the Fund’s principles based screening approach, which may preclude an otherwise attractive investment opportunity, the Fund may not achieve the same level of performance as it would have without the application of the screening process.

Manager Risk. Shelton Capital Management’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. These figures assume that all distributions are reinvested. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. Updated performance information may be obtained on our website www.sheltoncap.com or by calling (800) 955-9988.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows calendar year returns and the average annual total return table indicates risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 955-9988
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sheltoncap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter: 17.89% (Q1, 2012)

Worst Quarter: -23.91% (Q3, 2011)

Year to date performance as of 12/31/19: 18.30%

Date of inception: 2/25/1997[1]

[1]	Shelton Capital Management became the investment advisor to the Predecessor Fund after the close of business on June 26, 2020. The investment objective, strategy, risks and policies of the Predecessor Fund are identical to those of the Fund.

The Shelton Emerging Markets Fund of SCM Trust is the successor fund to the ICON Emerging Markets Fund (the “Predecessor Fund”), which was reorganized into the Shelton Emerging Markets Fund June 26, 2020. All historic performance and financial information presented is that of the Predecessor Fund, which was the accounting and performance survivor of the reorganization. Historic information presented for the Institutional Class and Investor Class shares is based on that of the Class S and Class A shares, respectively, of the Predecessor Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Return (for the period ended 12/31/19) Shelton Emerging Markets Fund (Institutional Class- EMSQX)1
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	It is not possible for individuals to invest directly in an index. Performance figures for an index do not reflect deductions for sales charges, commissions, expenses or taxes.
Shelton Emerging Markets Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EMSQX
Sales and redemption charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses (fees and expenses incurred directly by the Fund as a result of investment in shares of one or more Acquired Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	1.32%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[14]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.32%
One Year	rr_ExpenseExampleYear01	$ 134
Three Years	rr_ExpenseExampleYear03	418
Five Years	rr_ExpenseExampleYear05	723
Ten Years	rr_ExpenseExampleYear10	$ 1,590
Annual Return 2010	rr_AnnualReturn2010	21.00%
Annual Return 2011	rr_AnnualReturn2011	(20.80%)
Annual Return 2012	rr_AnnualReturn2012	23.47%
Annual Return 2013	rr_AnnualReturn2013	6.88%
Annual Return 2014	rr_AnnualReturn2014	(2.42%)
Annual Return 2015	rr_AnnualReturn2015	(2.10%)
Annual Return 2016	rr_AnnualReturn2016	0.84%
Annual Return 2017	rr_AnnualReturn2017	24.48%
Annual Return 2018	rr_AnnualReturn2018	(10.15%)
Annual Return 2019	rr_AnnualReturn2019	18.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.91%)
1 Year	rr_AverageAnnualReturnYear01	18.30%	[15]
5 Years	rr_AverageAnnualReturnYear05	5.49%	[15]
10 Years	rr_AverageAnnualReturnYear10	4.89%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%	[15],[16]
Shelton Emerging Markets Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EMSLX
Sales and redemption charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses (fees and expenses incurred directly by the Fund as a result of investment in shares of one or more Acquired Funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	1.57%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[14]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.57%
One Year	rr_ExpenseExampleYear01	$ 160
Three Years	rr_ExpenseExampleYear03	496
Five Years	rr_ExpenseExampleYear05	855
Ten Years	rr_ExpenseExampleYear10	$ 1,867
Shelton Emerging Markets Fund | After Taxes on Distributions | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.23%	[15]
5 Years	rr_AverageAnnualReturnYear05	5.23%	[15]
10 Years	rr_AverageAnnualReturnYear10	4.74%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%	[15],[16]
Shelton Emerging Markets Fund | After Taxes on Distributions and Sales | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.82%	[15]
5 Years	rr_AverageAnnualReturnYear05	4.28%	[15]
10 Years	rr_AverageAnnualReturnYear10	3.90%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%	[15],[16]
Shelton Emerging Markets Fund | MSCI Emerging Markets Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.88%	[15]
5 Years	rr_AverageAnnualReturnYear05	6.01%	[15]
10 Years	rr_AverageAnnualReturnYear10	4.04%	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%	[15],[16]

[1]	Adjusted for Institutional Class to match projected expenses.
[2]	"Acquired Fund Fees and Expenses" are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's Advisor, Shelton Capital Management (the "Advisor"), has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.25% and 1.50% until May 1, 2021. This agreement may only be terminated with the approval of the Board of Trustees of SCM Trust (the "Board"). Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Board.
[4]	Inception date: 04/22/2014
[5]	The Fund's Advisor, Shelton Capital Management (the "Advisor"), has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.17% and 1.42% until May 1, 2021. This agreement may only be terminated with the approval of the Board of Trustees of SCM Trust (the "Board"). Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Board.
[6]	Inception date: 06/07/2013
[7]	Reflect a reduction in shorting interest expense due to a change in investment approach.
[8]	The expense information in the table has been restated to reflect current fees.
[9]	The Fund's Advisor, Shelton Capital Management (the "Advisor"), has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.39% and 1.64% until June 1, 2021. This agreement may only be terminated with the approval of the Board of Trustees of SCM Trust (the "Board"). Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Board.
[10]	Inception date: 12/12/2013
[11]	The Fund's Advisor, Shelton Capital Management (the "Advisor"), has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 0.99% and 1.24% until May 1, 2021. This agreement may only be terminated with the approval of the Board of Trustees of SCM Trust (the "Board"). Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the Board.
[12]	Inception date: 07/18/2016
[13]	The MSCI ACWI Ex USA Index is a free float-adjusted market capitalization index that is designed to measure developed and developing market equity performance, excluding the U.S. MSCI, Inc. publishes two versions of this Index reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the gross dividends version, MSCI reinvests as much as possible of a company's dividend distributions. The reinvested amount is equal to the total dividend amount distributed to persons residing in the country of the dividend-paying company. Gross total return indexes do not, however, include any tax credits. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties.
[14]	The Fund's Advisor, Shelton Capital Management ("Shelton" or the "Advisor"), has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.55% and 1.80% for Institutional Class and Investor Class shares, respectively, until May 20, 2021. This agreement may only be terminated with the approval of the Board of Trustees of SCM Trust (the "Board"). Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the SCM Trust Board.
[15]	The Shelton Emerging Markets Fund of SCM Trust is the successor fund to the ICON Emerging Markets Fund (the "Predecessor Fund"), which was reorganized into the Shelton Emerging Markets Fund June 26, 2020. All historic performance and financial information presented is that of the Predecessor Fund, which was the accounting and performance survivor of the reorganization. Historic information presented for the Institutional Class and Investor Class shares is based on that of the Class S and Class A shares, respectively, of the Predecessor Fund.
[16]	Inception date: 02/25/1997